Document and Entity Information	Dec. 04, 2019
Cover [Abstract]
Entity Registrant Name	INSTRUCTURE INC
Amendment Flag	false
Entity Central Index Key	0001355754
Document Type	8-K
Document Period End Date	Dec. 04, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-37629
Entity Tax Identification Number	26-3505687
Entity Address, Address Line One	6330 South 3000 East
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84121
City Area Code	(800)
Local Phone Number	203-6755
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	INST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false